Operating Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table compares our operating revenues for the years ended December 31, 2025 , 2024 and 2023:

	December 31, 2023	December 31, 2024	December 31, 2025
	(in thousands)
Operating revenues:
Time charters	$317,010	$336,754	$360,316
Voyage charters	176,329	174,913	178,141
Voyage charters from Luna Pool collaborative arrangements	7,355	—	—
Operating revenues from Unigas Pool	50,043	55,012	48,504
Total operating revenues	$550,737	$566,679	$586,961

Schedules of Cash Flows for Committed Time Charter Revenues	As of December 31, 2025, the estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2026	$210,417
2027	$82,044
2028	$46,448
2029	$14,199